Drilling units (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Drilling units
The below table shows the gross value and net book value of our drilling units at December 31, 2017 and December 31, 2016.

(In US$ millions)	December 31, 2017	December 31, 2016
Cost	$6,599.0	$6,494.1
Accumulated depreciation	(1,428.1)	(1,153.2)
Net book value	$5,170.9	$5,340.9